Segment Disclosures, Results (Details) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Revenues
Affiliate	[1]	$ 169	$ 148
Third-party		131	115
Total Revenues		300	263
OPERATING INCOME
Segment Operating Income		137	115
Unallocated general and administrative expenses		(12)	(12)
Interest and financing costs, net		(44)	(37)
Equity in earnings of unconsolidated affiliates		4	3
Other Operating Income (Expense), Net		6	0
Net Earnings		91	69
Segment Reporting Information, Additional Information
Capital Expenditures		41	67
Gathering
Revenues
Affiliate		22	26
Third-party		69	51
Total Revenues		91	77
OPERATING INCOME
Segment Operating Income		40	34
Segment Reporting Information, Additional Information
Capital Expenditures		25	51
Processing
Revenues
Affiliate		26	20
Third-party		45	47
Total Revenues		71	67
OPERATING INCOME
Segment Operating Income		29	24
Segment Reporting Information, Additional Information
Capital Expenditures		5	1
Terminalling and Transportation
Revenues
Affiliate		121	102
Third-party		17	17
Total Revenues		138	119
OPERATING INCOME
Segment Operating Income		68	57
Segment Reporting Information, Additional Information
Capital Expenditures		$ 11	$ 15

[1]	Tesoro accounted for 56% of our total revenues for both the three months ended March 31, 2016 and 2015.